SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended						3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 24, 2023	Feb. 28, 2023	Feb. 03, 2023	Aug. 11, 2022	Jun. 15, 2022	May 31, 2022	Apr. 30, 2022	Feb. 28, 2022	Jan. 31, 2022	Apr. 30, 2021	May 31, 2020	Jun. 30, 2022	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	May 19, 2022	Jan. 30, 2022	Feb. 29, 2020
Subsequent Event [Line Items]
Common stock issued for cash, shares										27,000,000.0					38,300,000
Exercise price										$ 0.20				$ 0.20
Federal income tax refund														$ (1,038,359)	$ (536,862)
Principal amount				$ 10,000,000
Maturity date				Aug. 12, 2024	Jun. 01, 2024
Proceeds from loan											$ 1,000,000.0
Settlement Liabilities, Current													$ 224,000	341,919	376,921
Deferred Costs, Current														2,014,599
Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Securities, Available-for-Sale, Amortized Cost														30,100,000	150,000
Deferred Costs, Current														$ 20,200,000
Debt Instrument, Unamortized Discount															$ 15,607
Advancing Promissory Note [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock					818,181,819								818,181,819
Exercise price					$ 0.033								$ 0.033
Principal amount					$ 27,000,000.0								$ 27,000,000.0
Convertible Notes Interest Rate					8.00%
Origination fee					$ 270,000
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
shares price per					$ 0.22
Warrants to purchase common stock					150,000,000
Exercise price					$ 0.22
Principal amount					$ 30,000,000.0
Common Class A [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted														10,000	1,800,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Federal income tax refund							$ 300,000
Subsequent Event [Member] | Linden Real Estate Holdings LLC [Member]
Subsequent Event [Line Items]
Convertible Notes Interest Rate						8.00%
Long-Term Line of Credit						$ 5,700,000
Maturity date						Jun. 01, 2024
Proceeds from loan					$ 5,522,829
Subsequent Event [Member] | Advancing Promissory Note [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock						818,181,819
Principal amount						$ 27,000,000.0
Convertible Notes Interest Rate						8.00%
Origination fee						$ 270,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock						150,000,000
Principal amount						$ 30,000,000.0
Subsequent Event [Member] | Common Class A [Member] | Advancing Promissory Note [Member]
Subsequent Event [Line Items]
shares price per						$ 0.033
Conversion of Stock, Shares Converted						818,181,819
Subsequent Event [Member] | Common Class A [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
shares price per						$ 0.22
Business Consulting Agreement [Member]
Subsequent Event [Line Items]
Exercise price									$ 0.0001								$ 0.0001
Business Consulting Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares								50,000,000.0	50,000,000.0
Business Consulting Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Unpaid interest			$ 700,000
Number of shares of stock issued			33,333,333
shares price per			$ 0.021
DSSI Letter Agreement [Member]
Subsequent Event [Line Items]
shares price per		$ 0.021
DSSI Letter Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Unpaid interest		$ 552,000
Common stock issued for cash, shares		26,285,714
Securities Exchange and Amendment Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares	25,000,000
Warrants to purchase common stock	50,000,000.0
Securities Exchange and Amendment Agreement [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock	818,181,819
Exercise price	$ 0.033
Co Founders Agreement [Member]
Subsequent Event [Line Items]
Settlement Liabilities, Current														$ 715,596				$ 2,000,000.0
Repurchase of common stock													626,187
Liability recovery amount													$ 324,230
Co Founders Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
shares price per																$ 0.25
Sale of Stock, Number of Shares Issued in Transaction						26,091,136
One time payment						$ 1,043,645
Repurchase of common stock												$ 652,278
Liability recovery amount												$ 324,228
Funding Agreement [Member] | Subsequent Event [Member] | Moji Life [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period						$ 150,000
Line of Credit Facility, Interest Rate at Period End						8.00%
Advanced amount						$ 40,000